Vanguard® Mega Cap Index Fund
Schedule of Investments (unaudited)
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Basic Materials (1.4%)
	Linde plc	69,041	22,416
	Freeport-McMoRan Inc.	197,234	7,708
	Air Products and Chemicals Inc.	30,089	7,407
	Newmont Corp.	107,878	7,319
	Dow Inc.	100,126	6,807
	Ecolab Inc.	35,072	5,749
			57,406
Consumer Discretionary (14.2%)
*	Amazon.com Inc.	58,766	141,285
*	Tesla Inc.	112,252	85,116
	Home Depot Inc.	141,747	42,914
	Costco Wholesale Corp.	60,167	28,051
*	Walt Disney Co.	247,301	27,312
	McDonald's Corp.	100,981	25,468
	Walmart Inc.	188,212	24,210
	NIKE Inc. Class B	173,272	20,593
	Lowe's Cos. Inc.	90,948	17,762
*	Booking Holdings Inc.	5,596	12,555
	Starbucks Corp.	156,371	12,275
*	Netflix Inc.	60,200	11,886
	Target Corp.	65,150	10,547
	TJX Cos. Inc.	153,558	9,762
	Activision Blizzard Inc.	100,272	7,809
	Ford Motor Co.	533,063	7,292
	Estee Lauder Cos. Inc. Class A	28,382	7,227
	Dollar General Corp.	31,565	6,955
*	General Motors Co.	177,274	6,857
	Marriott International Inc. Class A	37,740	6,475
*	O'Reilly Automotive Inc.	9,121	5,812
*	Warner Bros Discovery Inc.	295,518	5,452
	Electronic Arts Inc.	38,183	5,294
*	Airbnb Inc. Class A	42,275	5,110
	Yum! Brands Inc.	39,187	4,760
*	Lululemon Athletica Inc.	16,026	4,691
*	Uber Technologies Inc.	198,661	4,609
	Ross Stores Inc.	47,973	4,079
	eBay Inc.	75,641	3,681
*	AutoZone Inc.	1,407	2,898
	Hilton Worldwide Holdings Inc.	18,908	2,663
*	Chipotle Mexican Grill Inc. Class A	1,781	2,498
*	Las Vegas Sands Corp.	28,414	1,008
*,1	Lucid Group Inc.	39,060	788

		Shares	Market Value ($000)
*	Rivian Automotive Inc. Class A	23,862	749
*	Roblox Corp. Class A	19,860	595
			567,038
Consumer Staples (6.0%)
	Procter & Gamble Co.	325,448	48,127
	Coca-Cola Co.	529,855	33,582
	PepsiCo Inc.	187,849	31,512
	Philip Morris International Inc.	210,469	22,362
	CVS Health Corp.	178,247	17,246
	Altria Group Inc.	249,605	13,501
	Mondelez International Inc. Class A	188,561	11,985
	Colgate-Palmolive Co.	114,377	9,014
	Kimberly-Clark Corp.	45,692	6,078
	Sysco Corp.	69,201	5,825
	General Mills Inc.	81,906	5,721
	Constellation Brands Inc. Class A	21,140	5,189
*	Monster Beverage Corp.	50,515	4,502
	Hershey Co.	19,695	4,170
	Walgreens Boots Alliance Inc.	93,575	4,101
	Keurig Dr Pepper Inc.	115,398	4,009
	Kraft Heinz Co.	91,779	3,472
	Archer-Daniels-Midland Co.	38,105	3,461
	McKesson Corp.	10,168	3,342
	Brown-Forman Corp. Class B	38,791	2,565
	Brown-Forman Corp. Class A	5,669	358
			240,122
Energy (4.0%)
	Exxon Mobil Corp.	574,908	55,191
	Chevron Corp.	264,497	46,197
	ConocoPhillips	176,473	19,829
	EOG Resources Inc.	79,621	10,905
	Schlumberger NV	190,240	8,743
	Kinder Morgan Inc.	276,916	5,452
	Pioneer Natural Resources Co.	15,654	4,351
	Marathon Petroleum Corp.	38,596	3,929
	Williams Cos. Inc.	82,076	3,042
	Phillips 66	29,682	2,992
			160,631
Financials (10.6%)
*	Berkshire Hathaway Inc. Class B	229,992	72,673
	JPMorgan Chase & Co.	401,032	53,028
	Bank of America Corp.	931,545	34,653
	Wells Fargo & Co.	518,022	23,710
	Morgan Stanley	193,582	16,675
	S&P Global Inc.	45,715	15,976
	Goldman Sachs Group Inc.	46,442	15,179
	Charles Schwab Corp.	209,568	14,691
	Citigroup Inc.	269,629	14,401
	BlackRock Inc.	18,588	12,437
	Blackstone Inc.	95,487	11,247
	Marsh & McLennan Cos. Inc.	68,189	10,907
	Chubb Ltd.	49,765	10,515
	PNC Financial Services Group Inc.	57,053	10,008
	CME Group Inc.	48,902	9,723
	US Bancorp	180,961	9,604
	Progressive Corp.	79,433	9,483
	Truist Financial Corp.	180,671	8,987

		Shares	Market Value ($000)
	Intercontinental Exchange Inc.	76,190	7,801
	Aon plc Class A (XNYS)	27,596	7,607
	Moody's Corp.	21,348	6,438
	Travelers Cos. Inc.	32,701	5,855
	MetLife Inc.	83,820	5,649
	Prudential Financial Inc.	51,081	5,427
	Allstate Corp.	37,704	5,154
	Aflac Inc.	79,270	4,801
	Bank of New York Mellon Corp.	98,083	4,572
	KKR & Co. Inc.	75,873	4,159
	T Rowe Price Group Inc.	30,874	3,924
	American International Group Inc.	55,224	3,240
*	Berkshire Hathaway Inc. Class A	5	2,370
*,1	Coinbase Global Inc. Class A	18,592	1,452
[1]	Rocket Cos. Inc. Class A	9,125	83
			422,429
Health Care (14.3%)
	Johnson & Johnson	356,949	64,083
	UnitedHealth Group Inc.	127,783	63,480
	Pfizer Inc.	763,662	40,505
	Eli Lilly & Co.	116,338	36,465
	AbbVie Inc.	240,234	35,403
	Merck & Co. Inc.	343,013	31,568
	Thermo Fisher Scientific Inc.	53,112	30,145
	Abbott Laboratories	239,369	28,116
	Danaher Corp.	87,428	23,065
	Bristol-Myers Squibb Co.	296,007	22,334
	Amgen Inc.	75,664	19,426
	Medtronic plc	182,300	18,257
	Anthem Inc.	32,766	16,698
	Cigna Corp.	43,541	11,682
*	Intuitive Surgical Inc.	48,678	11,081
	Gilead Sciences Inc.	170,009	11,025
	Stryker Corp.	46,254	10,847
	Becton Dickinson and Co.	38,786	9,921
	Zoetis Inc.	57,756	9,872
*	Vertex Pharmaceuticals Inc.	34,647	9,308
*	Regeneron Pharmaceuticals Inc.	13,783	9,162
*	Edwards Lifesciences Corp.	84,790	8,551
*	Boston Scientific Corp.	194,292	7,968
	Humana Inc.	17,228	7,826
	HCA Healthcare Inc.	31,014	6,525
*	Moderna Inc.	44,197	6,423
	Agilent Technologies Inc.	40,916	5,219
	Baxter International Inc.	68,018	5,173
*	Illumina Inc.	21,273	5,094
*	Biogen Inc.	19,941	3,988
*	Align Technology Inc.	10,136	2,814
*	IDEXX Laboratories Inc.	5,760	2,256
			574,280
Industrials (11.5%)
	Visa Inc. Class A	225,186	47,778
	Mastercard Inc. Class A	118,533	42,419
	Accenture plc Class A	89,420	26,688
	Raytheon Technologies Corp.	202,588	19,270
	Union Pacific Corp.	86,543	19,020
	United Parcel Service Inc. Class B	99,449	18,125

		Shares	Market Value ($000)
	Honeywell International Inc.	93,180	18,041
	Lockheed Martin Corp.	37,027	16,296
	Caterpillar Inc.	72,781	15,710
*	PayPal Holdings Inc.	158,361	13,494
	Deere & Co.	37,483	13,411
	American Express Co.	77,407	13,068
	Automatic Data Processing Inc.	57,144	12,740
	General Electric Co.	149,463	11,701
	3M Co.	77,658	11,594
*	Boeing Co.	79,270	10,416
	CSX Corp.	298,294	9,483
	Northrop Grumman Corp.	19,075	8,927
	Fidelity National Information Services Inc.	82,970	8,670
	Sherwin-Williams Co.	31,776	8,517
	Illinois Tool Works Inc.	38,350	7,979
*	Fiserv Inc.	79,528	7,967
	Norfolk Southern Corp.	32,512	7,792
	Eaton Corp. plc	54,084	7,496
	FedEx Corp.	32,466	7,291
	General Dynamics Corp.	32,007	7,199
	Capital One Financial Corp.	56,074	7,170
	Emerson Electric Co.	80,873	7,170
	L3Harris Technologies Inc.	26,752	6,445
*	Block Inc. (XNYS)	69,513	6,083
	Paychex Inc.	44,060	5,456
	Johnson Controls International plc	95,119	5,185
	Global Payments Inc.	38,199	5,006
	Parker-Hannifin Corp.	17,426	4,743
	Trane Technologies plc	31,650	4,370
	DuPont de Nemours Inc.	62,598	4,247
	Cummins Inc.	19,353	4,047
	PPG Industries Inc.	31,938	4,040
	Otis Worldwide Corp.	28,702	2,135
	Rockwell Automation Inc.	7,873	1,678
			458,867
Real Estate (1.4%)
	American Tower Corp.	61,901	15,855
	Prologis Inc.	100,530	12,815
	Crown Castle International Corp.	58,582	11,110
	Equinix Inc.	12,336	8,476
	Public Storage	20,245	6,694
	Simon Property Group Inc.	23,198	2,660
			57,610
Technology (30.8%)
	Apple Inc.	2,105,403	313,368
	Microsoft Corp.	1,018,056	276,779
*	Alphabet Inc. Class A	40,811	92,855
*	Alphabet Inc. Class C	36,455	83,146
*	Meta Platforms Inc. Class A	313,625	60,730
	NVIDIA Corp.	322,595	60,235
	Broadcom Inc.	52,864	30,668
*	Adobe Inc.	64,083	26,689
	Intel Corp.	552,981	24,563
*	Advanced Micro Devices Inc.	221,047	22,516
	Texas Instruments Inc.	125,430	22,171
	QUALCOMM Inc.	153,072	21,923
*	Salesforce Inc.	127,197	20,382

		Shares	Market Value ($000)
	International Business Machines Corp.	122,164	16,961
	Intuit Inc.	36,544	15,146
	Oracle Corp.	199,578	14,354
	Applied Materials Inc.	120,055	14,081
*	ServiceNow Inc.	27,154	12,694
	Analog Devices Inc.	70,954	11,949
	Micron Technology Inc.	152,363	11,250
	Lam Research Corp.	18,950	9,855
	KLA Corp.	20,461	7,465
	Roper Technologies Inc.	14,334	6,342
*	Autodesk Inc.	29,820	6,195
	TE Connectivity Ltd.	44,346	5,738
	HP Inc.	142,692	5,542
	Cognizant Technology Solutions Corp. Class A	71,217	5,320
*	Snowflake Inc. Class A	35,294	4,505
*	Crowdstrike Holdings Inc. Class A	26,807	4,289
*	Workday Inc. Class A	26,126	4,084
	VMware Inc. Class A	28,415	3,640
	Marvell Technology Inc.	57,196	3,383
*	Palo Alto Networks Inc.	6,666	3,352
*	Zoom Video Communications Inc. Class A	27,823	2,990
*	Fortinet Inc.	9,391	2,762
*	DoorDash Inc. Class A	33,806	2,600
*	Snap Inc. Class A	167,045	2,357
	Dell Technologies Inc. Class C	37,284	1,862
*	Twilio Inc. Class A	11,621	1,222
			1,235,963
Telecommunications (2.9%)
	Comcast Corp. Class A	614,416	27,206
	Verizon Communications Inc.	513,127	26,318
	Cisco Systems Inc.	507,846	22,879
	AT&T Inc.	970,482	20,662
*	T-Mobile US Inc.	84,679	11,287
*	Charter Communications Inc. Class A	15,275	7,743
			116,095
Utilities (2.4%)
	NextEra Energy Inc.	266,584	20,178
	Duke Energy Corp.	104,521	11,761
	Southern Co.	144,122	10,904
	Dominion Energy Inc.	110,431	9,300
	Waste Management Inc.	56,205	8,909
	Sempra Energy (XNYS)	42,740	7,003
	American Electric Power Co. Inc.	68,332	6,972
	Exelon Corp.	132,815	6,528
	Xcel Energy Inc.	73,698	5,552
	Public Service Enterprise Group Inc.	68,465	4,693
	Republic Services Inc. Class A	27,899	3,734
			95,534
Total Common Stocks (Cost $2,797,044)			3,985,975

		Shares	Market Value ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 0.854% (Cost $16,627)	166,284	16,627
Total Investments (99.9%) (Cost $2,813,671)			4,002,602
Other Assets and Liabilities—Net (0.1%)			5,272
Net Assets (100%)			4,007,874
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,425,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $1,455,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2022	103	21,276	(568)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2022, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.